Trade Notes and Accounts Receivable, Net - Summary of Trade Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 TWD ($)
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 22,622	$ 806	$ 26,408	$ 30,076
Less: Loss allowance	(2,154)		(2,360)
Gross carrying amount [Member]
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 24,776		$ 28,768